Deferred Initial Public Offering Costs	6 Months Ended
Jun. 30, 2026
Deferred Initial Public Offering Costs [Abstract]
Deferred initial public offering costs

Note 9 — Deferred initial public offering costs

As of December 31, 2025 and June 30, 2026, the Company had no deferred initial public offering (“IPO”) costs. The IPO was completed on February 27, 2026 and issuance costs of MYR3,020,205 (US$759,000) were charged against additional paid-in capital on completion.